Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC.

Supplement dated February 2, 2011 to the Prospectuses and Statement of Additional Information ("SAI") dated January 31, 2011 of AllianceBernstein Diversified Yield Fund, Inc.(the "Fund") that offer Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of the Fund.

*        *        *         *        *

Changes in Name and Investment Policy

On February 1, 2011, the Board of Directors of the Fund approved proposals to rename the Fund "AllianceBernstein Unconstrained Bond Fund, Inc." and to adopt a new investment policy. The Fund's investment objective will remain the same, which is to generate income consistent with preservation of capital. In connection with the changes in the Fund's name, the Directors approved a proposal to adopt a new non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivative instruments related to fixed-income securities. The name change is intended to describe more clearly the Fund's approach to risk and asset allocation as a multi-sector fixed-income fund that may invest in securities of any issuer, including U.S. and non-U.S. governments and corporations, and of any duration. The name and investment policy changes will become effective on or about February 3, 2011.

The following information replaces the information under the heading "Principal Strategies" in the SUMMARY INFORMATION section of the Prospectuses for the Fund:

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio of fixed-income securities of U.S. and non-U.S. companies and U.S. and non-U.S. government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund expects that its average portfolio duration will vary normally from negative 3 years to positive 7 years, depending upon the Adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security's sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

*        *        *        *        *

All references to "AllianceBernstein Diversified Yield Fund" in the Prospectuses and the Fund's SAI are being changed to "AllianceBernstein Unconstrained Bond Fund".

*        *        *         *        *

The Fund's broad-based securities market index under the heading "Performance Table" in the SUMMARY INFORMATION section of the Prospectuses is being changed from the Barclays Capital Global Aggregate index (U.S. hedged) to the BofA Merrill Lynch 3-month T-Bill Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 2, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001002718
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 2, 2011
Prospectus Date	rr_ProspectusDate	Feb 2, 2011
Retail Class | ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text block]	cik001002718_SupplementTextBlock

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC.

Supplement dated February 2, 2011 to the Prospectuses and Statement of Additional Information ("SAI") dated January 31, 2011 of AllianceBernstein Diversified Yield Fund, Inc.(the "Fund") that offer Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares of the Fund.

*        *        *         *        *

Changes in Name and Investment Policy

On February 1, 2011, the Board of Directors of the Fund approved proposals to rename the Fund "AllianceBernstein Unconstrained Bond Fund, Inc." and to adopt a new investment policy. The Fund's investment objective will remain the same, which is to generate income consistent with preservation of capital. In connection with the changes in the Fund's name, the Directors approved a proposal to adopt a new non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivative instruments related to fixed-income securities. The name change is intended to describe more clearly the Fund's approach to risk and asset allocation as a multi-sector fixed-income fund that may invest in securities of any issuer, including U.S. and non-U.S. governments and corporations, and of any duration. The name and investment policy changes will become effective on or about February 3, 2011.

The following information replaces the information under the heading "Principal Strategies" in the SUMMARY INFORMATION section of the Prospectuses for the Fund:

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio of fixed-income securities of U.S. and non-U.S. companies and U.S. and non-U.S. government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund expects that its average portfolio duration will vary normally from negative 3 years to positive 7 years, depending upon the Adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security's sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

*        *        *        *        *

All references to "AllianceBernstein Diversified Yield Fund" in the Prospectuses and the Fund's SAI are being changed to "AllianceBernstein Unconstrained Bond Fund".

*        *        *         *        *

The Fund's broad-based securities market index under the heading "Performance Table" in the SUMMARY INFORMATION section of the Prospectuses is being changed from the Barclays Capital Global Aggregate index (U.S. hedged) to the BofA Merrill Lynch 3-month T-Bill Index.